Services [Member] Average Annual Total Returns - Services	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell Midcap Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
SERVICE
Prospectus [Line Items]
Average Annual Return, Percent	0.16%	0.51%	11.16%
SERVICE | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(5.21%)	(0.86%)	10.15%
SERVICE | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.90%	0.30%	9.09%